Income Taxes - Schedule of Movement in Deferred Income Tax Liabilities and Assets (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation Of Changes In Deferred Tax Liability Asset [Line Items]
Deferred Income Tax Liabilities, Beginning Balance	$ 4,543	$ 5,545
Deferred Income Tax Liabilities, Ending Balance	4,146	4,543
Deferred Income Tax Assets, Beginning Balance	(511)	(684)
Deferred Income Tax Assets, Ending Balance	(948)	(511)
Net Deferred Income Tax Liabilities, Beginning Balance	4,032	4,861
Net Deferred Income Tax Liabilities, Ending Balance	3,198	4,032
Unused Tax Losses [Member]
Reconciliation Of Changes In Deferred Tax Liability Asset [Line Items]
Deferred Income Tax Assets, Beginning Balance	(225)	(357)
Deferred Income Tax Assets, Ending Balance	(659)	(225)
Deferred Income Tax Liabilities [Member]
Reconciliation Of Changes In Deferred Tax Liability Asset [Line Items]
Charged (Credited) to Earnings	(390)	(977)
Charged (Credited) to OCI	(7)	(25)
Deferred Income Tax Assets [Member]
Reconciliation Of Changes In Deferred Tax Liability Asset [Line Items]
Charged (Credited) to Earnings	(448)	163
Charged (Credited) to OCI	11	10
Deferred Income Tax Assets [Member] | Unused Tax Losses [Member]
Reconciliation Of Changes In Deferred Tax Liability Asset [Line Items]
Charged (Credited) to Earnings	(448)	129
Charged (Credited) to OCI	14	3
Net Deferred Income Tax Liabilities [Member]
Reconciliation Of Changes In Deferred Tax Liability Asset [Line Items]
Charged (Credited) to Earnings	(838)	(814)
Charged (Credited) to OCI	4	(15)
PP&E [Member]
Reconciliation Of Changes In Deferred Tax Liability Asset [Line Items]
Deferred Income Tax Liabilities, Beginning Balance	4,498	5,450
Deferred Income Tax Liabilities, Ending Balance	4,124	4,498
PP&E [Member] | Deferred Income Tax Liabilities [Member]
Reconciliation Of Changes In Deferred Tax Liability Asset [Line Items]
Charged (Credited) to Earnings	(367)	(927)
Charged (Credited) to OCI	(7)	(25)
Risk Management [Member]
Reconciliation Of Changes In Deferred Tax Liability Asset [Line Items]
Deferred Income Tax Liabilities, Beginning Balance	1	44
Deferred Income Tax Liabilities, Ending Balance		1
Deferred Income Tax Assets, Beginning Balance	(1)	(1)
Deferred Income Tax Assets, Ending Balance	(13)	(1)
Risk Management [Member] | Deferred Income Tax Liabilities [Member]
Reconciliation Of Changes In Deferred Tax Liability Asset [Line Items]
Charged (Credited) to Earnings	(1)	(43)
Risk Management [Member] | Deferred Income Tax Assets [Member]
Reconciliation Of Changes In Deferred Tax Liability Asset [Line Items]
Charged (Credited) to Earnings	(12)
Other [Member]
Reconciliation Of Changes In Deferred Tax Liability Asset [Line Items]
Deferred Income Tax Liabilities, Beginning Balance	44	51
Deferred Income Tax Liabilities, Ending Balance	22	44
Deferred Income Tax Assets, Beginning Balance	(285)	(326)
Deferred Income Tax Assets, Ending Balance	(276)	(285)
Other [Member] | Deferred Income Tax Liabilities [Member]
Reconciliation Of Changes In Deferred Tax Liability Asset [Line Items]
Charged (Credited) to Earnings	(22)	(7)
Other [Member] | Deferred Income Tax Assets [Member]
Reconciliation Of Changes In Deferred Tax Liability Asset [Line Items]
Charged (Credited) to Earnings	12	34
Charged (Credited) to OCI	$ (3)	$ 7